Shareholders' equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Shareholders' equity
Shareholders’ equity

Common shares, preferred and financing preferred shares
The authorized capital of the Company amounts to 110,000,000 shares of €0.04 par value common shares, 118,000 shares of €40 par value preferred shares and 8,000 shares of €40 par value financing preferred shares, of which 62,968,184 common shares, no preferred and no financing preferred shares were outstanding as at December 31, 2014. All common shares outstanding as per December 31, 2014 were fully paid. All shares have one vote per €0.04 par value. Treasury shares held by the Company cannot be voted on.

Financing preferred shares are designed to allow ASMI to finance equity with an instrument paying a preferred dividend, linked to EURIBOR loans and government loans, without the dilutive effects of issuing additional common shares.

Preferred and financing preferred shares are issued in registered form only and are subject to transfer restrictions. Essentially, a preferred or financing preferred shareholder must obtain the approval of the Company’s Supervisory Board to transfer shares. If the approval is denied, the Supervisory Board will provide a list of acceptable prospective buyers who are willing to purchase the shares at a cash price to be fixed by consent of the Supervisory Board and seller within two months after the approval is denied. If the transfer is approved, the shareholder must complete the transfer within three months, at which time the approval expires.

Preferred shares are entitled to a cumulative preferred dividend based on the amount paid-up on such shares. Financing preferred shares are entitled to a cumulative dividend based on the par value and share premium paid on such shares. The preferred dividend on the amount paid-up was €5 for the year 2009, since 2009 no preferred dividend was paid.

In the event preferred shares are issued, the Management Board must, within two years after such preferred shares were issued, submit to the general meeting a proposal to annul the preferred shares.

During 2008, ASMI engaged Lehman Brothers (“Lehman”). to repurchase ordinary ASMI shares on the Euronext and Nasdaq markets on behalf of ASMI. As of September 15, 2008, at the time it went into bankruptcy administration, Lehman reported that it had purchased and held on our behalf 2,552,071 shares, which were accounted for as treasury shares accordingly. ASMI filed a submission with the Lehman administrators giving notice of the shares held in custody by Lehman. At ASMI’s May 2009 Annual General Meeting, our shareholders resolved to cancel all of these treasury shares which, accordingly, was accounted for in our 2009 Annual Report as a reduction of the number of outstanding shares. Lehman was notified of the cancellation of shares at the time.
In 2013 the Lehman administrators have cooperated to effect the cancellation of 2,305,069 shares through the relevant book entry systems and in 2014 have cooperated to effect the cancellation of 25,643 shares which were held by a Lehman affiliate in the Unites States. This leaves 221,359 shares unaccounted which is in line with the notification received from the Lehman administrator's in September 2010 that a shortfall in the number of shares held for the Company's account in this order of magnitude was likely to exist.
Under the terms of a settlement agreement with the Lehman administrators entered into in 2013 the Company has received full compensation in cash of US$6,251 in 2013 and US$529 in 2014. In 2014 the Company further received €273 as a compensation for dividends paid on the unaccounted shares. Depending on the outcome of the Lehman bankruptcy the Company may receive further payments since the Company is entitled to the payment of interest over the principal of its claims.
The 221,359 shares unaccounted for by the Lehman administrators are and remain outstanding and have not been canceled by the resolution adopted by the AGM in 2009. As a result of the settlement agreement the Company recorded €4,190 as paid in capital to account for the compensation received in 2013.
Retained earnings
Distributions to common shareholders are limited to the extent the total amount of shareholders’ equity exceeds the amounts of nominal paid-in share capital (exclusive any share premium) and any reserves to be formed pursuant to law or the Company’s articles of association. The amounts are derived from the Statutory Financial Statements of ASM International NV.

Results on dilution of investments in subsidiaries and associates are accounted for directly in equity. For 2014 and 2013 these dilution results were €3,561 and €3,587 respectively.
Accumulated other comprehensive loss
The changes in the amount of accumulated other comprehensive loss are as follows:

	Foreign currency translation effects net of tax -1-	Unrecognized pension obligations, net of tax -1-	Total
Balance January 1, 2013	(27,324)	(1,618)	(28,942)
Realization deferred accumulative translation result following the sale of the 12% share of ASMPT	23,053	—	23,053
Deconsolidation ASMPT	—	1,597	1,597
Proportionate share other comprehensive income investments and associates	—	480	480
Foreign currency translation effect on translation of foreign operations	(84,086)	—	(84,086)
Actuarial loss	—	(224)	(224)
Balance December 31, 2013	(88,357)	235	(88,122)
Foreign currency translation effect on translation of foreign operations	143,270	—	143,270
Actuarial loss	—	(24)	(24)
Proportionate share other comprehensive income investments and associates	—	(2,179)	(2,179)
Balance December 31, 2014	54,913	(1,968)	52,945

1-Other comprehensive income (loss) items may be subsequently reclassified to profit or loss.

Purchases of Equity Securities by the Issuer and Affiliated Purchasers
On May 21, 2014, the General Meeting of Shareholders authorized the Company, for an 18-month period, to be calculated from the date of the General Meeting, to repurchase its own shares up to the statutory maximum, at a price at least equal to the shares’ nominal value and at most a price equal to 110% of the share’s average closing price according to the listing on the Euronext Amsterdam stock exchange during the five trading days preceding the purchase date.

The maximum number of shares that may yet be purchased under the program takes into account the treasury shares held by the Company (at December 31, 2014 there were 829,213 treasury shares held) and the maximum number of common shares which the Company can hold according to its Articles of Association. This maximum is 10% of the number of common shares issued.
On October 29, 2014, ASMI announced a share buyback program, to purchase up to an amount of €100 million of its own shares within the 2014-2015 time frame. The repurchase program is part of ASMI's commitment to use excess cash for the benefit of its shareholders.
ASMI intends to use part of the shares for commitments under employee share-based compensation schemes.
The buyback program is executed by intermediaries through on-exchange purchases or through off-exchange trades. The program started on November 24, 2014, and will end on completion of the program but ultimately on November 20, 2015.
The maximum number of shares to be repurchased on any given day will not exceed 25% of the average daily trading volume on the regulated market on which purchases are made, calculated over the last 20 trading days before the date of repurchase. In the year 2014 we repurchased 953,552 shares at an average price of €33.45. On December 31, 2014 of the total program, 31.9% has been repurchased.